Significant accounting policies and significant accounting estimates and assessments - (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Standards and interpretations not yet in effect
Liabilities	DKK 208,770	DKK 416,432
Employee incentive programs
Maturity period for Danish government bonds	5 years
IFRS 9
Standards and interpretations not yet in effect
Liabilities	DKK 5,000
IFRS 16 | Minimum
Standards and interpretations not yet in effect
Operating lease contracts capitalized (in percent)	1.00%
IFRS 16 | Maximum
Standards and interpretations not yet in effect
Operating lease contracts capitalized (in percent)	3.00%